Restatement of Previously Issued Financial Statements - Summary of Restatement of Financial Statements (Detail) - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Aug. 17, 2020
Liabilities and Equity [Abstract]
Class A ordinary sharessubject to possible redemption							$ 575,000,000		$ 575,000,000
Shareholders' Equity (Deficit)
Additional paid-in capital							0		0
Accumulated deficit							(84,561,995)		(61,158,234)
Total shareholders' deficit							(84,560,557)		(61,156,796)
Statement of Operations
Net income (loss)	$ 7,819,474			$ (1,508,194)	$ (1,531,856)		(25,094,982)	$ 41,180,261
Statement of Cash Flows
Value of Class A ordinary shares subject to possible redemption							0
Change in value of Class A ordinary shares subject to possible redemption							0
Ordinary Class A [Member]
Shareholders' Equity (Deficit)
Ordinary share, value	$ 0						$ 0	$ 0	0
Statement of Operations
Weighted average ordinary shares outstanding, basic and diluted	57,500,000			28,125,000	22,898,230		38,426,829	57,500,000
Basic and diluted net loss per ordinary share	$ 0.11			$ (0.04)	$ (0.04)		$ (0.48)	$ 0.57
Ordinary Class B [Member]
Shareholders' Equity (Deficit)
Ordinary share, value	$ 1,438						$ 1,438 [1]	$ 1,438	1,438
Statement of Operations
Weighted average ordinary shares outstanding, basic and diluted	14,375,000			13,417,120	13,246,681		13,753,049	14,375,000
Basic and diluted net loss per ordinary share	$ 0.11			$ (0.04)	$ (0.04)		$ (0.48)	$ 0.57
As Previously Reported [Member]
Liabilities and Equity [Abstract]
Class A ordinary sharessubject to possible redemption							$ 485,439,440		508,843,200
Shareholders' Equity (Deficit)
Additional paid-in capital							30,092,651		6,699,125
Accumulated deficit							(25,094,982)		(1,701,221)
Total shareholders' deficit							5,000,003		5,000,004
Statement of Operations
Net income (loss)		$ 7,893,587	$ 25,467,200	$ (1,508,194)	$ (1,531,856)	$ 33,360,787	(25,094,982)
Statement of Cash Flows
Value of Class A ordinary shares subject to possible redemption					508,843,200		508,843,200
Change in value of Class A ordinary shares subject to possible redemption			(25,466,945)		159,360	33,360,780	(23,403,760)
As Previously Reported [Member] | Ordinary Class A [Member]
Shareholders' Equity (Deficit)
Ordinary share, value		$ 562	$ 641	$ 660	$ 660	$ 562	$ 896		662
Statement of Operations
Weighted average ordinary shares outstanding, basic and diluted		57,500,000	57,500,000	57,500,000	57,500,000		57,500,000
Basic and diluted net loss per ordinary share		$ 0.00	$ 0.00		$ 0.00	$ 0.00
As Previously Reported [Member] | Ordinary Class B [Member]
Shareholders' Equity (Deficit)
Ordinary share, value		$ 1,438	$ 1,438	$ 1,438	$ 1,438	$ 1,438	$ 1,438		1,438
Statement of Operations
Weighted average ordinary shares outstanding, basic and diluted		14,375,000	14,375,000	14,375,000	14,375,000	14,375,000	13,753,049
Basic and diluted net loss per ordinary share		$ 0.55	$ 1.77	$ (0.11)	$ (0.11)	$ 2.32	$ (1.85)
Restatement Adjustment [Member]
Liabilities and Equity [Abstract]
Derivative warrant liabilities							$ 65,511,660
Class A ordinary sharessubject to possible redemption							89,560,560		66,156,800
Shareholders' Equity (Deficit)
Additional paid-in capital							(30,092,651)		(6,699,125)
Accumulated deficit							(59,467,013)		(59,457,013)
Total shareholders' deficit							(89,560,560)		(66,156,800)
Statement of Cash Flows
Value of Class A ordinary shares subject to possible redemption							(508,843,200)
Change in value of Class A ordinary shares subject to possible redemption							23,403,760
Restatement Adjustment [Member] | Ordinary Class A [Member]
Shareholders' Equity (Deficit)
Ordinary share, value							$ (896)		(662)
Statement of Operations
Weighted average ordinary shares outstanding, basic and diluted				(29,375,000)	(34,601,770)		(19,073,171)
Basic and diluted net loss per ordinary share				$ (0.04)	$ (0.04)
Restatement Adjustment [Member] | Ordinary Class B [Member]
Shareholders' Equity (Deficit)
Ordinary share, value							$ 0		$ 0
Statement of Operations
Weighted average ordinary shares outstanding, basic and diluted				(957,880)	(1,128,319)
Basic and diluted net loss per ordinary share				$ 0.07	$ 0.07		$ 1.37

[1]	See Note 2, Revision to Previously Issued Financial Statements.